Commitments	12 Months Ended
Dec. 31, 2018
Disclosure of commitments [Abstract]
Commitments
25)	Commitments

a.	On May 1, 2018, the Company signed a contract with ArcelorMittal S.A. in Brazil, for the acquisition of Cariacica and Itauna steels for rent, producing plants and wire drawing equipment for the production of wires and derivatives.

The Cariacica unit has the capacity to produce 600 thousand metric tons of liquid steel per year and 450 thousand metric tons of rolled steel products. This plant has more than 500 employees and can produce rod and light structural profiles. The factory is located in the city of Cariacica, next to the city of Victoria, in the state of Espírito Santo on a land of more than 1,200,000 m2.

The Itauna unit has an installed capacity to produce 120,000 metric tons per year of steel laminate products and can manufacture light structural profiles and rods. The plant is located in the city of Itauna in the state of Minas Gerais, less than 100 kilometers away from Belo Horizonte and has 94 employees. The factory is leased under a contract expiring in August 2020.

b.	Republic leases certain equipment, office space and computer equipment under non-cancelable operating leases. The leases expire at various dates through 2020. During the years ended December 31, 2018, 2017 and 2016, rental expenses relating to operating leases amounted to USD$ 0.7 million, USD$ 0.5 million, and USD$ 1.1 million, respectively. Currently there are no additional obligations post-2020.

c.	In January 2013, the Company entered into an agreement with EnerNOC which enables Republic to receive payments for reducing the electricity consumption during a dispatch declared by PJM Interconnection as an emergency. The agreement is for 5 years, effective January 31, 2013 and expires on May 31, 2018. During the years ended December 31, 2018, 2017 and 2016, the Company recognized income from this agreement of USD$ 2.8 million, USD$ 1.0 million and USD$ 1.0 million, respectively. Unlike the previous contract the payments are earned by event and how they accrue.

d.	In January 2013, the Company signed a product supply agreement for 15 years with Air Products and Chemicals, Inc. The agreement required that Air Products and Chemicals build and install a plant for the production of oxygen, nitrogen, and argon in the facilities of Lorain, Ohio. The term of 15 years of this agreement would come into force at the time the plant becomes operational. The plant did not start operations as indicated in Note 10. In August 2016, the Company signed a new agreement with Air Products and Chemicals, Inc., to acquire the previously installed plant, for an amount of USD $ 30 million and cancel in its entirety the supply contract. The amount of the purchase was agreed to settle it in the following way: an initial payment of USD $ 1.2 million and the remaining of USD $ 28.8 million over a period of 6 years with monthly payments equal to USD $ 0.4 million, without any interest payment.

e.	In connection with a sales and use tax audit by the Ohio Department of Taxes covering the period from January 1, 2009 to December 31, 2012, an assessment of $ 2,452,028 (including interests of $ 394,138) against the Company was issued, on December 9, 2016. The Company does not agree with the evaluation in its entirety and has filed a Reevaluation Petition on January 30, 2017 appealing the assessment to the Ohio Board of Tax Appeals. As of July 30, 2019, no resolution has been obtained on this appeal.

Due to the nature of this matter and the uncertainty of the resolution on the appeal that is in the early stages, the Company has not recorded an expense in the fiscal year 2018 or 2017 that recognizes the evaluation or any estimated amount of liquidation.

f.	In January 2018, the Company entered into a contract with the supplier ECOM, LTDA. for an amount of USD $ 6.1 million for the purchase of energy of 10,000 MWH per month, for its subsidiary GV do Brasil Industria y Comercio de Aço LTDA. All monthly payments with monthly due date 6 days after the closing date of the month. The contract ends in February 2019.

g.	In January 2018, the Company entered into a contract with the supplier ECOM, LTDA. for an amount of USD $ 6.3 million for the purchase of energy of 10,000 MWH per month, for its subsidiary GV do Brasil Industria y Comercio de Aço LTDA, starting the supply in 2019. All payments with monthly maturity 6 days after of the month end closing. The contract ends in February 2020.

h.	In December 2017, the Company entered into a contract with the supplier COMERC, LTDA. for an amount of USD $ 5.2 million for the purchase of 8,000 MWH of energy per month, for its subsidiary GV do Brasil Industria y Comercio de Aço LTDA. All payments with monthly due date 6 days after of the month end closing. The contract ends in February 2019.

i.	On February 22, 2018, a contract was signed with Primental Technologies of Italy, the United States of America and Mexico for the construction of the rolling mill and the supply of a new reheating furnace for the Mexicali plant, which will increase capacity of finished product manufacturing from 17,500 to 22,500 tons per month. An advance payment of 20% has already been paid for USD $ 1.67 million and the placement of the letters of credit is in process. The term of execution of the project is 16 months and a budget of $ 23.2 million dollars is estimated.